INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 51,357	$ 48,784
Changes resulting from:
Property acquisitions	33,441	5,652
Capital expenditures	2,283	1,895
Property dispositions	(4,566)	(1,915)
Fair value gains, net	1,246	549
Foreign currency translation	(1,508)	1,280
Transfers between commercial properties and commercial developments	0	0
Reclassifications of assets held for sale and other changes	(2,057)	(4,888)
Balance, end of year	80,196	51,357	$ 48,784
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	48,780	45,699
Changes resulting from:
Property acquisitions	31,783	5,545
Capital expenditures	1,098	905
Property dispositions	(4,115)	(1,240)
Fair value gains, net	784	347	290
Foreign currency translation	(1,387)	1,121
Transfers between commercial properties and commercial developments	1,123	1,038
Reclassifications of assets held for sale and other changes	(2,052)	(4,635)
Balance, end of year	76,014	48,780	45,699
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	2,577	3,085
Changes resulting from:
Property acquisitions	1,658	107
Capital expenditures	1,185	990
Property dispositions	(451)	(675)
Fair value gains, net	462	202	251
Foreign currency translation	(121)	159
Transfers between commercial properties and commercial developments	(1,123)	(1,038)
Reclassifications of assets held for sale and other changes	(5)	(253)
Balance, end of year	$ 4,182	$ 2,577	$ 3,085